CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EXPENSES
Amortization	$ 154,939	$ 142,323	$ 138,304
Exploration	748,497	474,025	466,439
General and administrative	578,176	344,710	282,294
LOSS BEFORE OTHER ITEMS	(1,481,612)	(961,058)	(887,037)
OTHER ITEMS
Foreign exchange gain (loss)	(124,558)	(40,849)	(234,063)
Net gain (loss) gain on trading securities	1,346,699	1,485,100	(31,723)
Other income	45,589	48,476	15,896
Recovery of gold	2,373,592	1,878,198	2,791,014
Change in fair value warrant derivative liability	137,313	(21,520)	(114,793)
Total other items	3,778,635	3,349,405	2,426,331
Consolidated pre tax income for the year	2,297,023	2,388,347	1,539,294
Income tax expense	(294,992)	0	0
Net income after tax	2,002,031	2,388,347	1,539,294
Net gain attributable to non-controlling interest	(141,782)	(140,390)	(233,111)
Net income attributable to Xtra-Gold Resources Corp.	$ 1,860,249	$ 2,247,957	$ 1,306,183
Basic income attributable to common shareholders per common share	$ 0.04	$ 0.05	$ 0.03
Diluted income attributable to common shareholders per common share	$ 0.04	$ 0.05	$ 0.03
Basic weighted average number of common shares outstanding	46,645,387	46,095,232	47,089,027
Diluted weighted average number of common shares outstanding	49,033,887	49,589,430	49,405,027